Intangible assets and goodwill - Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible assets and goodwill
Additions	$ 3	$ 0
Disposals through the sale	2	0
Amortization for the year	$ 2,149	$ 1,969